Non-current receivables (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Current Receivables

(in thousands of USD)	December 31, 2017	December 31, 2016
Shareholders loans to joint ventures	159,733	183,348
Other non-current receivables	618	565
Investment	1	1
Total non-current receivables	160,352	183,914

Schedule of Non-Current Receivables by Contractual Maturity Date
The maturity date of the non-current receivables is as follows:

(in thousands of USD)	December 31, 2017	December 31, 2016
Receivable:	—	—
Between one and two years	—	—
Between two and three years	—	—
Between three and four years	—	—
Between four and five years	—	—
More than five years	160,352	183,914
Total non-current receivables	160,352	183,914